CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 118,597	$ 863,876
Accounts receivable, net	382,439	253,754
Prepaid expenses	45,320	11,309
Inventory	144,071	222,915
Total current assets	690,427	1,351,854
Machinery & equipment, net	51,829	43,325
Other assets	12,960	7,365
Assets, Total	755,216	1,402,544
Current liabilities
Current portion of long term liabilities	11,799	13,428
Convertible notes	70,000
Accounts payable and accrued expenses	414,194	479,951
Customer deposits	92,927	150,000
Accounts payable and accrued expenses - related parties	273,374
Total current liabilities	862,294	643,379
Long-Term notes payable	600,787	603,916
Total liabilities	1,463,081	1,247,295
Commitments and contingencies
Stockholders' equity (deficit)
Common stock - $0.001 par value; 200,000,000 shares authorized, 56,966,564 and 55,881,564 shares issued and outstanding	56,967	55,882
Additional paid-in capital	5,068,168	4,631,656
Accumulated deficit	(5,834,628)	(4,532,289)
Total stockholders' equity (deficit)	(707,865)	155,249
Liabilities and Equity, Total	755,216	1,402,544
Preferred stock Class A
Stockholders' equity (deficit)
Preferred stock, value
Preferred stock Series B
Stockholders' equity (deficit)
Preferred stock, value	$ 1,628